Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of capitalized costs - (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Unproved properties				$ 0
Gross capitalized costs		$ 1,737,205	$ 1,369,554	1,144,931
Accumulated depreciation		(549,885)	(364,964)	(222,847)
Total net capitalized costs		1,187,320	1,004,590	922,084
Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Unproved properties			15,359	29,403
Gross capitalized costs		41,441	18,476	30,044
Accumulated depreciation		(281)	(94)	(3)
Total net capitalized costs		41,160	18,382	30,041
Machinery, facilities, software licenses and other | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1]	37,519	34,407	29,757
Machinery, facilities, software licenses and other | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1]	476	485	40
Oil and gas properties and wells [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1]	1,614,708	1,258,223	1,040,250
Oil and gas properties and wells [Member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1]	34,698
Work In Progress [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1]	84,978	76,924	74,924
Work In Progress [Member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1]	$ 6,267	$ 2,632	$ 601

[1]	Including capitalized amounts related to well plugging and abandonment and impairment loss/reversal.